Income Taxes - Schedule of Components of the Income Tax Provision (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Current tax:
Hong Kong	$ 0	$ 0	$ 0
Total current tax	0	0	0
Deferred tax:
Hong Kong	(211,956)	(27,001)	(893,363)
Total deferred tax	(211,956)	(27,001)	(893,363)
Total income tax benefit	$ (211,956)	$ (27,001)	$ (893,363)